Securitisations and Covered Bonds (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of securitisations and covered bonds [abstract]
Analysis of Securitisations and Covered Bonds

	Gross assets		External notes in issue		Notes issued to Santander UK plc/subsidiaries as collateral
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	3,073	4,262	829	1,931	334	463
–Fosse	2,258	3,708	290	295	1,402	1,404
–Langton	2,782	3,076	—	—	2,355	2,354
	8,113	11,046	1,119	2,226	4,091	4,221
Other asset-backed securitisation structures:
–Motor	189	490	104	324	97	197
–Auto ABS UK Loans	1,460	1,532	1,107	1,229	361	368
	1,649	2,022	1,211	1,553	458	565
Total securitisation programmes	9,762	13,068	2,330	3,779	4,549	4,786
Covered bond programmes
–Euro 35bn Global Covered Bond Programme	23,670	23,323	19,285	19,004	—	—
Total securitisation and covered bond programmes	33,432	36,391	21,615	22,783	4,549	4,786
Less: held by Santander UK group:
–Euro 35bn Global Covered Bond Programme			—	—
Total securitisation and covered bond programmes (See Note 26)			21,615	22,783

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme
The following table sets out the internal and external issuances and redemptions in 2020 and 2019 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	2020	2019	2020	2019	2020	2019	2020	2019
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Mortgage-backed master trust structures:
–Holmes	—	—	—	—	0.3	—	0.9	1.1
–Fosse	—	1.4	—	0.1	—	—	—	—
–Langton	—	—	—	—	—	—	—	—
Other asset-backed securitisation structures:
–Motor	—	—	—	—	0.1	0.2	0.2	0.4
–Auto ABS UK Loans	—	0.1	0.3	0.2	—	0.1	0.1	0.2
Covered bond programme	—	—	3.0	2.9	—	0.5	2.7	1.5
	—	1.5	3.3	3.2	0.4	0.8	3.9	3.2